Financial Instruments - Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Fair value	$ 32,865,838,422	$ 29,525,708,170
Investment funds [member] | Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Fair value	$ 297,761,281	$ 2,560,939,429
Fair value hierarchy	Level 1
Valuation technique(s) and key input(s)	Quoted bid prices in an active market